UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012






[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48455-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
October 31, 2012 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (96.2%)

             CONSUMER DISCRETIONARY (8.5%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
   116,700   Hanesbrands, Inc.*                                                            $  3,906
                                                                                           --------
             APPAREL RETAIL (0.4%)
    76,300   Men's Wearhouse, Inc.                                                            2,502
                                                                                           --------
             AUTO PARTS & EQUIPMENT (0.6%)
   228,900   American Axle & Manufacturing Holdings, Inc.*                                    2,488
    69,200   Gentex Corp.                                                                     1,192
                                                                                           --------
                                                                                              3,680
                                                                                           --------
             CABLE & SATELLITE (0.3%)
    40,900   AMC Networks, Inc. "A"*                                                          1,911
                                                                                           --------
             CASINOS & GAMING (0.5%)
   258,800   International Game Technology                                                    3,323
                                                                                           --------
             COMPUTER & ELECTRONICS RETAIL (0.3%)
    64,900   Rent-A-Center, Inc.                                                              2,163
                                                                                           --------
             GENERAL MERCHANDISE STORES (1.1%)
   112,800   Target Corp.                                                                     7,191
                                                                                           --------
             HOMEFURNISHING RETAIL (0.1%)
    15,250   Aaron's, Inc.                                                                      470
                                                                                           --------
             HOTELS, RESORTS & CRUISE LINES (2.3%)
   244,600   Carnival Corp.                                                                   9,266
   150,500   Royal Caribbean Cruises Ltd.                                                     5,067
                                                                                           --------
                                                                                             14,333
                                                                                           --------
             HOUSEHOLD APPLIANCES (0.5%)
    31,100   Whirlpool Corp.                                                                  3,038
                                                                                           --------
             HOUSEWARES & SPECIALTIES (0.2%)
    60,700   Newell Rubbermaid, Inc.                                                          1,253
                                                                                           --------
             LEISURE PRODUCTS (0.9%)
    94,100   Brunswick Corp.                                                                  2,220
   104,200   Hasbro, Inc.                                                                     3,750
                                                                                           --------
                                                                                              5,970
                                                                                           --------
             PUBLISHING (0.2%)
    22,000   John Wiley & Sons, Inc. "A"                                                        954
                                                                                           --------
             SPECIALIZED CONSUMER SERVICES (0.2%)
    66,900   Service Corp. International                                                        939
                                                                                           --------
             SPECIALTY STORES (0.3%)
    38,800   Cabela's, Inc.*                                                                  1,738
                                                                                           --------
             Total Consumer Discretionary                                                    53,371
                                                                                           --------

================================================================================

1  | USAA Value Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (6.6%)
             -----------------------
             DRUG RETAIL (1.3%)
   231,200   Walgreen Co.                                                                  $  8,145
                                                                                           --------
             TOBACCO (5.3%)
   217,800   Altria Group, Inc.                                                               6,926
    62,715   Imperial Tobacco Group plc ADR                                                   4,735
    34,100   Lorillard, Inc.                                                                  3,956
   154,700   Philip Morris International, Inc.                                               13,700
    96,200   Reynolds American, Inc.                                                          4,006
                                                                                           --------
                                                                                             33,323
                                                                                           --------
             Total Consumer Staples                                                          41,468
                                                                                           --------
             ENERGY (9.5%)
             -------------
             INTEGRATED OIL & GAS (3.2%)
   144,400   BP plc ADR                                                                       6,193
    32,700   Chevron Corp.                                                                    3,604
   130,800   Occidental Petroleum Corp.                                                      10,328
                                                                                           --------
                                                                                             20,125
                                                                                           --------
             OIL & GAS DRILLING (0.8%)
   119,000   SeaDrill Ltd.                                                                    4,801
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (3.3%)
    45,100   Berry Petroleum Co. "A"                                                          1,737
   175,000   ConocoPhillips                                                                  10,124
   292,100   Marathon Oil Corp.                                                               8,780
                                                                                           --------
                                                                                             20,641
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.9%)
   116,850   Phillips 66 Co.                                                                  5,511
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (1.3%)
   291,800   Spectra Energy Corp.                                                             8,424
                                                                                           --------
             Total Energy                                                                    59,502
                                                                                           --------
             FINANCIALS (22.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
    46,800   Ameriprise Financial, Inc.                                                       2,732
   211,200   Janus Capital Group, Inc.                                                        1,795
   163,700   State Street Corp.                                                               7,296
                                                                                           --------
                                                                                             11,823
                                                                                           --------
             CONSUMER FINANCE (7.1%)
   206,500   American Express Co.                                                            11,558
   268,800   Capital One Financial Corp.                                                     16,173
   121,800   Discover Financial Services                                                      4,994
   686,000   SLM Corp.                                                                       12,060
                                                                                           --------
                                                                                             44,785
                                                                                           --------
             DIVERSIFIED BANKS (1.8%)
   328,200   Wells Fargo & Co.                                                               11,057
                                                                                           --------
             INSURANCE BROKERS (0.5%)
    98,300   Willis Group Holdings Ltd. plc                                                   3,310
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
   108,000   Duff & Phelps Corp. "A"                                                          1,342
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
   633,659   Bank of America Corp.                                                            5,906
   206,000   Citigroup, Inc.                                                                  7,702

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   247,100   JPMorgan Chase & Co.                                                          $ 10,299
                                                                                           --------
                                                                                             23,907
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    35,800   Chubb Corp.                                                                      2,756
    18,700   ProAssurance Corp.                                                               1,672
   156,700   XL Group plc                                                                     3,876
                                                                                           --------
                                                                                              8,304
                                                                                           --------
             REGIONAL BANKS (3.1%)
   122,720   BBCN Bancorp, Inc.                                                               1,464
   374,700   Fifth Third Bancorp                                                              5,445
   123,000   PNC Financial Services Group, Inc.                                               7,157
    65,300   Prosperity Bancshares, Inc.                                                      2,734
 1,175,600   Synovus Financial Corp.                                                          2,880
                                                                                           --------
                                                                                             19,680
                                                                                           --------
             REITs - MORTGAGE (0.3%)
   118,000   Annaly Capital Management, Inc.                                                  1,905
                                                                                           --------
             REITs - RESIDENTIAL (0.6%)
    24,400   Essex Property Trust, Inc.                                                       3,660
                                                                                           --------
             THRIFTS & MORTGAGE FINANCE (1.6%)
   376,300   New York Community Bancorp, Inc.                                                 5,215
   390,900   People's United Financial, Inc.                                                  4,703
                                                                                           --------
                                                                                              9,918
                                                                                           --------
             Total Financials                                                               139,691
                                                                                           --------

             HEALTH CARE (14.5%)
             -------------------
             HEALTH CARE DISTRIBUTORS (0.6%)
   100,000   Cardinal Health, Inc.                                                            4,113
                                                                                           --------
             HEALTH CARE EQUIPMENT (4.0%)
   170,000   Baxter International, Inc.                                                      10,647
   273,300   Medtronic, Inc.                                                                 11,364
    81,000   St. Jude Medical, Inc.                                                           3,099
                                                                                           --------
                                                                                             25,110
                                                                                           --------
             HEALTH CARE FACILITIES (0.5%)
   139,200   HealthSouth Corp.*                                                               3,080
                                                                                           --------
             HEALTH CARE SERVICES (0.8%)
   141,400   Omnicare, Inc.                                                                   4,882
                                                                                           --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    34,400   Covance, Inc.*                                                                   1,676
                                                                                           --------
             MANAGED HEALTH CARE (3.8%)
   105,600   CIGNA Corp.                                                                      5,386
   177,500   UnitedHealth Group, Inc.                                                         9,940
   144,000   WellPoint, Inc.                                                                  8,824
                                                                                           --------
                                                                                             24,150
                                                                                           --------
             PHARMACEUTICALS (4.5%)
   147,000   Johnson & Johnson                                                               10,411
   527,652   Pfizer, Inc.                                                                    13,123
   111,300   Sanofi ADR                                                                       4,880
                                                                                           --------
                                                                                             28,414
                                                                                           --------
             Total Health Care                                                               91,425
                                                                                           --------

             INDUSTRIALS (17.2%)
             -------------------
             AEROSPACE & DEFENSE (4.3%)
    78,000   Exelis, Inc.                                                                       863

================================================================================

3  | USAA Value Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   160,500   Honeywell International, Inc.                                                 $  9,829
    84,300   L-3 Communications Holdings, Inc.                                                6,221
   174,800   Raytheon Co.                                                                     9,887
                                                                                           --------
                                                                                             26,800
                                                                                           --------
             AIR FREIGHT & LOGISTICS (0.4%)
    74,900   Forward Air Corp.                                                                2,499
                                                                                           --------
             BUILDING PRODUCTS (1.6%)
   108,825   Gibraltar Industries, Inc.*                                                      1,356
   302,600   Masco Corp.                                                                      4,566
    69,100   Simpson Manufacturing Co., Inc.                                                  2,105
    56,700   Trex Co., Inc.*                                                                  1,981
                                                                                           --------
                                                                                             10,008
                                                                                           --------
             CONSTRUCTION & ENGINEERING (0.5%)
   105,800   Aegion Corp.*                                                                    1,954
   117,303   Comfort Systems USA, Inc.                                                        1,279
                                                                                           --------
                                                                                              3,233
                                                                                           --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   117,600   Oshkosh Corp.*                                                                   3,525
   144,200   Terex Corp.*                                                                     3,252
                                                                                           --------
                                                                                              6,777
                                                                                           --------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
   159,600   Mobile Mini, Inc.*                                                               2,780
                                                                                           --------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
   138,300   Emerson Electric Co.                                                             6,698
    34,300   Regal-Beloit Corp.                                                               2,236
                                                                                           --------
                                                                                              8,934
                                                                                           --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
   110,600   Korn/Ferry International*                                                        1,481
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (1.2%)
   368,600   General Electric Co.                                                             7,763
                                                                                           --------
             INDUSTRIAL MACHINERY (5.8%)
    68,300   Eaton Corp.                                                                      3,225
   187,800   Illinois Tool Works, Inc.                                                       11,518
    32,300   ITT Corp.                                                                          672
   112,800   Pentair Ltd.                                                                     4,765
    41,900   SPX Corp.                                                                        2,874
   179,500   Stanley Black & Decker, Inc.                                                    12,439
    47,100   Xylem, Inc.                                                                      1,142
                                                                                           --------
                                                                                             36,635
                                                                                           --------
             OFFICE SERVICES & SUPPLIES (0.3%)
    84,600   Herman Miller, Inc.                                                              1,640
                                                                                           --------
             Total Industrials                                                              108,550
                                                                                           --------

             INFORMATION TECHNOLOGY (9.3%)
             -----------------------------
             APPLICATION SOFTWARE (0.5%)
   187,100   Mentor Graphics Corp.*                                                           2,904
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
   174,800   Western Union Co.                                                                2,220
                                                                                           --------
             ELECTRONIC COMPONENTS (0.7%)
    36,800   Littelfuse, Inc.                                                                 1,972
   299,100   Vishay Intertechnology, Inc.*                                                    2,477
                                                                                           --------
                                                                                              4,449
                                                                                           --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    60,500   Cognex Corp.                                                                  $  2,206
    30,800   FARO Technologies, Inc.*                                                         1,238
                                                                                           --------
                                                                                              3,444
                                                                                           --------
             ELECTRONIC MANUFACTURING SERVICES (1.3%)
   113,600   Mercury Computer Systems, Inc.*                                                    931
   143,700   Molex, Inc.                                                                      3,732
    60,000   Park Electrochemical Corp.                                                       1,489
    79,100   Plexus Corp.*                                                                    2,128
                                                                                           --------
                                                                                              8,280
                                                                                           --------
             IT CONSULTING & OTHER SERVICES (1.2%)
    39,800   International Business Machines Corp.                                            7,742
                                                                                           --------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   224,100   Brooks Automation, Inc.                                                          1,618
                                                                                           --------
             SEMICONDUCTORS (2.2%)
   169,600   Intel Corp.                                                                      3,668
    79,800   Microchip Technology, Inc.                                                       2,502
   264,200   Texas Instruments, Inc.                                                          7,421
                                                                                           --------
                                                                                             13,591
                                                                                           --------
             SYSTEMS SOFTWARE (2.3%)
   181,400   CA, Inc.                                                                         4,085
   364,800   Microsoft Corp.                                                                 10,410
                                                                                           --------
                                                                                             14,495
                                                                                           --------
             Total Information Technology                                                    58,743
                                                                                           --------

             MATERIALS (1.3%)
             ----------------
             METAL & GLASS CONTAINERS (0.3%)
    95,300   Myers Industries, Inc.                                                           1,414
                                                                                           --------
             PAPER PACKAGING (0.5%)
   104,500   Sonoco Products Co.                                                              3,253
                                                                                           --------
             SPECIALTY CHEMICALS (0.5%)
   172,800   PolyOne Corp.                                                                    3,271
                                                                                           --------
             Total Materials                                                                  7,938
                                                                                           --------

             TELECOMMUNICATION SERVICES (4.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
   302,130   AT&T, Inc.                                                                      10,451
   186,900   Verizon Communications, Inc.                                                     8,343
                                                                                           --------
                                                                                             18,794
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   239,900   Vodafone Group plc ADR                                                           6,530
                                                                                           --------
             Total Telecommunication Services                                                25,324
                                                                                           --------

             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
    70,600   Entergy Corp.                                                                    5,124
    66,400   Pinnacle West Capital Corp.                                                      3,517
                                                                                           --------
                                                                                              8,641
                                                                                           --------
             GAS UTILITIES (0.3%)
    44,600   ONEOK, Inc.                                                                      2,110
                                                                                           --------
             MULTI-UTILITIES (1.4%)
   152,700   CenterPoint Energy, Inc.                                                         3,309
    49,700   Dominion Resources, Inc.                                                         2,623

================================================================================

5  | USAA Value Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    98,000   Xcel Energy, Inc.                                                             $  2,769
                                                                                           --------
                                                                                              8,701
                                                                                           --------
             Total Utilities                                                                 19,452
                                                                                           --------
             Total Common Stocks (cost: $459,776)                                           605,464
                                                                                           --------

             MONEY MARKET INSTRUMENTS (3.7%)

             MONEY MARKET FUNDS (3.7%)

23,421,580   State Street Institutional Liquid Reserve Fund, 0.19%(a)                        23,422
                                                                                           --------
             Total Money Market Instruments (cost: $23,422)                                  23,422
                                                                                           --------

             TOTAL INVESTMENTS (COST: $483,198)                                            $628,886
                                                                                           ========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------

                                    (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                  QUOTED PRICES        OTHER        SIGNIFICANT
                                    IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                     MARKETS        OBSERVABLE         INPUTS
                                  FOR IDENTICAL       INPUTS
ASSETS                                ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   Common Stocks                  $     605,464     $        --     $         --     $     605,464
MONEY MARKET INSTRUMENTS:
   Money Market Funds                    23,422              --               --            23,422
--------------------------------------------------------------------------------------------------
Total                             $     628,886     $        --     $         --     $     628,886
--------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $154,458,000 and $8,770,000, respectively, resulting in net unrealized appreciation of $145,688,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $629,706,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.2% of net assets at October 31, 2012.

================================================================================

9  | USAA Value Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2012.

*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.